Operating Expenses (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Schedule of Operating Expenses

The tables below show the breakdown of the operating expenses by category:

	For the three months ended June 30,
	Research and development expenses		General and administrative expenses		Total operating expenses
	2026	2025	2026	2025	2026	2025
Personnel expenses	6,277	4,834	5,583	3,730	11,860	8,564
Payroll and related expenses	3,051	2,319	2,166	1,705	5,217	4,024
Share-based compensation	3,226	2,515	3,417	2,025	6,643	4,540
Other operating expenses	9,006	10,075	3,012	2,390	12,018	12,465
External service providers	8,302	9,756	1,966	1,701	10,268	11,457
Other operating expenses	599	238	973	657	1,572	895
Depreciation expense	105	81	73	32	178	113
Total operating expenses	15,283	14,909	8,595	6,120	23,878	21,029

	For the six months ended June 30,
	Research and development expenses		General and administrative expenses		Total operating expenses
	2026	2025	2026	2025	2026	2025
Personnel expenses	11,656	9,182	10,235	6,587	21,891	15,769
Payroll and related expenses	5,757	4,766	4,490	3,833	10,247	8,599
Share-based compensation expense	5,899	4,416	5,745	2,754	11,644	7,170
Other operating expenses	17,673	20,498	6,251	5,021	23,924	25,519
External service providers	16,444	19,943	4,496	3,768	20,940	23,711
Other operating expenses	1,034	398	1,618	1,174	2,652	1,572
Depreciation expense	195	157	137	79	332	236
Total operating expenses	29,329	29,680	16,486	11,608	45,815	41,288